Cover	Apr. 12, 2023
Cover [Abstract]
Entity Registrant Name	APPSOFT TECHNOLOGIES, INC.
Entity Central Index Key	0001651992
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Apr. 12, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	47-3427919
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	333-206764
Entity Address Address Line 1	1225 Franklin Avenue
Entity Address Address Line 2	Suite 325
Entity Address City Or Town	Garden City
Entity Address State Or Province	NY
Entity Address Postal Zip Code	11530
City Area Code	516
Local Phone Number	224-7717